Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,233,000
Previously Paid Amount	0.00
Total Fee Amount	446.48
Total Offset Amount	0.00
Net Fee	446.48
Narrative - Max Aggregate Offering Price	$ 3,233,000
Final Prospectus	true